SHORT-TERM BORROWINGS DUE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2026
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 19. SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

Short-term borrowings due to related parties consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
Short-term borrowings due to related parties:	RMB	RMB	US Dollars
Short-term borrowing from a Founder, 3.45% annual interest, due on December 13, 2025	10,017,250	—	—
Short-term borrowing from a Founder, 3.45% annual interest, due on December 9, 2026	—	10,017,250	1,476,360
Short-term borrowing from a Founder, 3.75% annual interest, due on April 29, 2027	—	10,016,667	1,476,274
Total short-term borrowings due to related parties	¥10,017,250	¥20,033,917	$2,952,634

No short-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2025 and 2026.

Interest expense for short-term borrowings due to related parties were ¥648,581, ¥349,792 and ¥731,042 ($107,742) for the years ended June 30, 2024, 2025 and 2026, respectively.